Document And Entity Information	3 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Trading Symbol	NEPH